Intangible Assets Including Goodwill - Summary of reconciliation of intangible assets including goodwill (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 406,764	¥ 260,215
Acquisitions	23,311	18,109
Acquisitions through business combinations	6,669	163,037
Reclassifications	28,209	28,852
Amortization	(65,634)	(54,259)
Impairment losses	(2,565)	(4,621)
Disposals	(915)	(2,670)
Foreign currency translation adjustments	(15,240)	(3,544)
Other	828	1,645
Ending balance	381,427	406,764
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	621,776	466,640
Ending balance	617,604	621,776
Accumulated amortization and accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	215,012	206,425
Ending balance	236,177	215,012
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	188,183	103,967
Acquisitions through business combinations	5,788	89,267
Impairment losses	(611)	(2,941)
Foreign currency translation adjustments	(10,340)	(2,110)
Other	(686)
Ending balance	182,334	188,183
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	199,444	112,287
Ending balance	194,206	199,444
Goodwill [member] | Accumulated amortization and accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,261	8,320
Ending balance	11,872	11,261
Software for sale [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	50,280	24,176
Acquisitions	9,244	7,252
Acquisitions through business combinations		24,154
Reclassifications	13,670	15,948
Amortization	(24,250)	(20,787)
Impairment losses	(87)
Disposals	(264)	(886)
Foreign currency translation adjustments	(775)	(299)
Other	358	722
Ending balance	48,176	50,280
Software for sale [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	132,119	106,862
Ending balance	136,813	132,119
Software for sale [member] | Accumulated amortization and accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	81,839	82,686
Ending balance	88,637	81,839
Software for internal use [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	53,357	57,613
Acquisitions	13,057	8,293
Acquisitions through business combinations		1,121
Reclassifications	12,931	9,352
Amortization	(23,198)	(22,211)
Impairment losses	(1,773)	(709)
Disposals	(542)	(1,053)
Foreign currency translation adjustments	(165)	(12)
Other	1,308	963
Ending balance	54,975	53,357
Software for internal use [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	133,575	141,193
Ending balance	134,887	133,575
Software for internal use [member] | Accumulated amortization and accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	80,218	83,580
Ending balance	79,912	80,218
Customer relationship [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	68,783	24,557
Acquisitions through business combinations		48,424
Amortization	(11,899)	(3,841)
Foreign currency translation adjustments	(2,447)	(357)
Ending balance	54,437	68,783
Customer relationship [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	84,648	36,089
Ending balance	81,701	84,648
Customer relationship [member] | Accumulated amortization and accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,865	11,532
Ending balance	27,264	15,865
Acquired capitalized development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	25,391	29,806
Acquisitions through business combinations	881
Amortization	(4,116)	(4,078)
Foreign currency translation adjustments	(1,047)	(337)
Ending balance	21,109	25,391
Acquired capitalized development costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	34,788	34,957
Ending balance	34,205	34,788
Acquired capitalized development costs [member] | Accumulated amortization and accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,397	5,151
Ending balance	13,096	9,397
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,770	20,096
Acquisitions	1,010	2,564
Acquisitions through business combinations		71
Reclassifications	1,608	3,552
Amortization	(2,171)	(3,342)
Impairment losses	(94)	(971)
Disposals	(109)	(731)
Foreign currency translation adjustments	(466)	(429)
Other	(152)	(40)
Ending balance	20,396	20,770
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	37,202	35,252
Ending balance	35,792	37,202
Others [member] | Accumulated amortization and accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	16,432	15,156
Ending balance	¥ 15,396	¥ 16,432